Note 3 - Inventories, Inventories (Q2) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Inventories [Abstract]
Raw materials	$ 3,151	$ 3,456	$ 4,352
Work in process	578	329	427
Finished goods	492	409	379
Inventories, net	$ 4,221	$ 4,194	$ 5,158